Off-balance Sheet Items - Schedule of Credit Risk by Probability of Default (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of credit risk exposure [abstract]
Checks and Drafts to be Debited	$ 3,448,362	$ 3,110,534	$ 3,710,115
Checks and Drafts to be Credited	4,443,878	4,553,727	4,716,211
Values for Collection	$ 27,625,864	$ 34,014,115	$ 33,736,055